Current and Non-Current Liabilities (Tables) - TINGO, INC. [Member]	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021
Current and Non-Current Liabilities (Tables) [Line Items]
Sechedule of accounts payable and accruals
	March 31, 2022	December 31, 2021
Trade Payables	$271,065,477	$754,709,170
Other Payables	(129,895)	126,994
	$270,935,582	$754,836,164

	September 30, 2021	December 31, 2020
Trade payables	$714,005,220	$20,493,803
Audit fee payable	—	40,915
Other Payables	167,350	—
Total Accounts Payable and Accruals	$714,172,570	$20,534,718

	December 31, 2021	December 31, 2020
Trade payable	$754,709,170	$—
Audit fee payable	—	40,915
Other Payables	126,994	—
	$754,836,164	$40,915

Sechedule of deferred income
	March 31, 2022	December 31, 2021
Due within one year	$485,496,071	$492,269,333
Over one year
One to two years	485,496,071	492,269,333
Over two years	83,056,045	198,653,466
Total Deferred income	1,054,048,187	1,183,192,132

Deferred income – current portion	485,496,071	492,269,333
Deferred income – non-current portion	568,552,116	690,922,799
Total Deferred income	$1,054,048,187	$1,183,192,132

	September 30, 2021	December 31, 2020
Due within one year	$492,269,333	$—
Over one year
One to two years	492,269,333	—
Over two years	330,349,444	—
Total Deferred income	$1,314,888,111	$—

Deferred income – current portion	492,269,333	—
Deferred income – non-current portion	822,618,778	—
Total Deferred income	$1,314,888,111	$—

	December 31,
	2021	2020
Due within one year	$492,269,333	$—
Over one year
One to two years	492,269,333	—
Over two years	198,653,466	—
Total Deferred income	$1,183,192,133	$—

Deferred income – current portion	492,269,333	—
Deferred income – non-current portion	690,922,799	—
Total Deferred income	$1,183,192,133	$—

Sechedule of value added tax
	March 31, 2022	December 31, 2021
Due within one year	$37,809,831	$38,190,992
Over one year
One to two years	37,809,831	38,190,992
Over two years	6,468,302	15,411,833
Total Value added tax	82,087,964	91,793,817

Value added tax – current portion	37,809,831	38,190,992
Value added tax – non-current portion	44,278,133	53,602,825
Total Value added tax	$82,087,964	$91,793,817

	September 30, 2021	December 31, 2020
Due within one year	$38,072,052	$—
Over one year
One to two years	38,072,052	—
Over two years	25,549,187	—
Total Value added tax	$101,693,292	$—

Value added tax – current portion	38,072,052	—
Value added tax – non-current portion	63,621,239	—
Total Value added tax	$101,693,292	$—

	December 31,
	2021	2020
Due within one year	$38,190,992	$20,493,802
Over one year
One to two years	38,190,992	—
Over two years	15,411,833	—
Total Value added tax	$91,793,818	$20,493,802
Value added tax – current portion	38,190,992	20,493,802
Value added tax – non-current portion	53,602,826	—
Total Value added tax	$91,793,818	$20,493,802